Average Annual Total Returns{- Freedom Lifetime Income I Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income I Portfolio	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0800 Past 1 year	F0800 Past 5 years	F0800 Past 10 years
Total	3.26%	6.07%	5.97%	(1.54%)	3.57%	2.90%	3.15%	5.56%	5.55%